Operating Segments (Sales by geographical location of the customer by Operating Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [Line Items]
Sales	$ 5,271	$ 5,556	$ 5,418
Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	1,885	1,970	1,918
Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	1,423	1,488	1,342
North America [Member]
Disclosure of geographical areas [Line Items]
Sales	910	978	1,175
Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	385	408	317
South America [Member]
Disclosure of geographical areas [Line Items]
Sales	668	712	666
Industrial Products [Member]
Disclosure of geographical areas [Line Items]
Sales	1,318	1,296	1,193
Industrial Products [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	469	473	456
Industrial Products [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	399	399	351
Industrial Products [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	353	347	327
Industrial Products [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	41	56	40
Industrial Products [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	56	21	19
Potash [Member]
Disclosure of geographical areas [Line Items]
Sales	1,494	1,623	1,383
Potash [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	422	459	386
Potash [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	470	519	433
Potash [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	95	107	116
Potash [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	180	130	101
Potash [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	327	408	347
Phosphate Solutions [Member]
Disclosure of geographical areas [Line Items]
Sales	1,980	2,099	2,037
Phosphate Solutions [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	712	719	749
Phosphate Solutions [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	447	481	476
Phosphate Solutions [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	370	405	369
Phosphate Solutions [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	188	230	166
Phosphate Solutions [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	263	264	277
Innovative Ag Solutions [Member]
Disclosure of geographical areas [Line Items]
Sales	717	741	692
Innovative Ag Solutions [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	336	362	326
Innovative Ag Solutions [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	118	105	100
Innovative Ag Solutions [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	95	103	94
Innovative Ag Solutions [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	145	150	150
Innovative Ag Solutions [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	23	21	22
Other activities [Member]
Disclosure of geographical areas [Line Items]
Sales	37	79	384
Other activities [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	31	49	87
Other activities [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	1	2	3
Other activities [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	0	24	282
Other activities [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	5	3	7
Other activities [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	0	1	5
Reconciliations [Member]
Disclosure of geographical areas [Line Items]
Sales	(275)	(282)	(271)
Reconciliations [Member] | Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	(85)	(92)	(86)
Reconciliations [Member] | Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	(12)	(18)	(21)
Reconciliations [Member] | North America [Member]
Disclosure of geographical areas [Line Items]
Sales	(3)	(8)	(13)
Reconciliations [Member] | Rest of the world [Member]
Disclosure of geographical areas [Line Items]
Sales	(174)	(161)	(147)
Reconciliations [Member] | South America [Member]
Disclosure of geographical areas [Line Items]
Sales	$ (1)	$ (3)	$ (4)